RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS

Compensation for key management and Board of Directors

	Years ended December 31,
In thousands of USD	2024	2023	2022
Salaries and other emoluments	9,064	8,986	11,969
Total	9,064	8,986	11,969

The following set forth the significant related party and the relationship with the Group:

Name of related parties	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.

Details of assets and liabilities with the related party are as follows:

	At December 31,
In thousands of USD	2024	2023
Due from a related party
- Trade receivables(1)	6,171	187
- Other receivables(1)	9,341	-
Total due from related party	15,512	187

Due to a related party
- Other payables(2)	8,747	33
Total due to a related party	8,747	33

Details of transactions with the related party are as follows:

	Years ended December 31,
In thousands of USD	2024	2023	2022
- Provide service to a related party(1)	18,715	754	3,076
- Sales of goods to a related party	41	-	-
- Receive service from a related party	182	228	425
- Interest earned from a related party	-	-	1,499
- Return of wealth management products from a related party	-	-	283
- Loss on disposal of business to a related party	-	74	-
- Changes in fair value of financial assets at fair value through profit or loss	1,920	3,527	(952)

(1)	Mainly related to the hosting service provided by the Group.

(2)	Other payables represent the deposit received related to the hosting service provided and the accrued service expense related to the custody and other services provided by the related party.

 During the years ended December 31, 2024, 2023 and 2022, substantially all of the Group’s cryptocurrencies were held in custody by Matrixport Group, and the Group’s disposal of cryptocurrencies, at spot price on the date of disposal, was primarily to Matrixport Group.

In July 2022, the Group signed an agreement with Matrixport Group, which is the general partner of a limited partnership set up by the Matrixport Group, to subscribe a limited partner interest in the limited partnership and the capital commitment is US$20 million. The Group does not have control or significant influence over the limited partnership. The capital contribution made by the Group to the limited partnership is US$17.3 million. See Note 11.

During the year ended December 31, 2022, the Group made non-secured lending to, and purchased non-principal guaranteed wealth management products from Matrixport Group in cryptocurrencies. The Group did not incur such transactions during the years ended December 31, 2024 and 2023. The summary of transactions is as follows:

	Type of cryptocurrency	Amount in thousands of cryptocurrencies	Date of purchase / lending	Date of redemption / collection	Effective annual yield of return / interest rate
Wealth management product - type A	USDT	80,000	January 14, 2022	March 27, 2022	1.00%
Loan	USDT	15,000	April 1, 2022	June 28, 2022	5.83%
Loan	USDC	5,000	April 1, 2022	June 28, 2022	7.00%
Wealth management product - type A	USDT	10,000	April 15, 2022	June 17, 2022	3.06%
Loan	USDC	30,000	May 12, 2022	May 19, 2022	15.00%
Wealth management product - type B	USDT	10,000	June 17, 2022	June 28, 2022	5.70%
Wealth management product - type B	USDT	50,000	June 20, 2022	June 28, 2022	5.92%
Loan	USDC	80,000	July 1, 2022	September 28, 2022	4.13%
Loan	USDC	20,000	October 11, 2022	December 28, 2022	3.50%

The Group purchased two types of wealth management products during the year ended December 31, 2022. Wealth management product type A represents the Group’s units of interest in the underlying cryptocurrency trading account and the value of the units is based on the performance of the trading account. The Group has the right to redeem the units with Matrixport Group based on the value on the redemption date during certain days of each month. See Note 2(i) regarding the accounting policy for cryptocurrency-denoted wealth management products.

Wealth management product type B represents the Group’s variable-interest cryptocurrency deposit at Matrixport Group. The deposit is not protected by any deposit insurance scheme and non-secured, and the Group may lose some or all of the amount deposited in extreme market conditions. Upon withdrawal, the Group receives the same type of cryptocurrency in the same quantity in principal plus additional interest returns. The deposit can be withdrawn on demand and is generally delivered to the Group within 72 hours. The nature of the wealth management product type B is, in essence, a cryptocurrency lending arrangement. See Note 2(i) regarding the accounting policy for cryptocurrency lending arrangements.

As of December 31, 2022, corresponding to the above transactions, the balances of receivables settled in cryptocurrencies and embedded derivative were both nil. The change in fair value of the cryptocurrencies lent or invested, and the embedded derivative relating to the wealth management product type A are immaterial as the arrangements are short term in nature and the quoted prices of USDT and USDC are relatively stable.

To facilitate the lending and wealth management products purchases, the Group purchased the aforementioned cryptocurrencies using approximately US$286.0 million during the year ended December 31, 2022. The total receipts from the collection of lending and redemption of wealth management products were disposed of by the Group for approximately US$302.2 million during the year ended December 31, 2022.